UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust
(Exact name of registrant as specified in charter)

700 17th Street, Suite 1550
Denver, CO  80202
(Address of principal executive offices) (Zip code)

(303) 454-5500
Registrant’s telephone number, including area code

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
 (Name and address of agent for service)

Date of fiscal year end:  June 30

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1 – Proxy Voting Record.

WAKEFIELD MANAGED FUTURES STRATEGY FUND

There was no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

CLINTON LONG SHORT EQUITY FUND

TRIANGLE PETROLEUM CORPORATION
Security	89600B201	Meeting Type	Annual
Ticker Symbol	TPLM	Meeting Date	16-Jul-2015
ISIN	US89600B2016	Agenda	934237757 - Management
Record Date	21-May-2015	Holding Recon Date	21-May-2015
City / Country	/ United States	Vote Deadline Date	15-Jul-2015
SEDOL(s)		Quick Code

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	PETER HILL		Withheld	Against
	2	ROY A. ANEED		Withheld	Against
	3	GUS HALAS		Withheld	Against
	4	RANDAL MATKALUK		Withheld	Against
	5	BRIAN MINNEHAN		Withheld	Against
	6	JONATHAN SAMUELS		Withheld	Against
2.	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016		Management	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III
President

Date:	August 29, 2016